Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	dei_EntityCentralIndexKey	0001667919
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 15, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2024
FT Vest International Equity Moderate Buffer ETF - December
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2023

	1 Year	Since Inception	Inception Date
Return Before Taxes	14.55%	4.23%	12/18/2020
Return After Taxes on Distributions	14.55%	4.23%
Return After Taxes on Distributions and Sale of Fund Shares	8.61%	3.26%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.24%	4.25%